Cryptocurrency (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure Cryptocurrency Abstract
Impairment of intangible assets	$ 0	$ 106,105
Impairment of intangible assets		$ 106,105	$ 107,174	$ 59,752